SHARE-BASED COMPENSATION PLAN (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Aug. 05, 2011 shares	Feb. 23, 2011 shares	Dec. 31, 2017 USD ($) Employee $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2011 shares	Dec. 31, 2013 shares
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased during the period (in shares)			13,000	13,500
Restricted Stock Awards [Member] | Employees [Member]
Restricted shares - Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)			157,165
Granted during the year (in shares)			4,500
Vested during the year (in shares)			(10,000)
Forfeited during the year (in shares)			(13,000)
Non-vested at end of period (in shares)			138,665	157,165
Weighted-average grant-date fair value - Employees [Abstract]
Non-vested at beginning of period (in dollars per share) | $ / shares			$ 13.75
Granted during the year (in dollars per share) | $ / shares			9.13
Vested during the year (in dollars per share) | $ / shares			14.65
Forfeited during the year (in dollars per share) | $ / shares			13.54
Non-vested at end of period (in dollars per share) | $ / shares			$ 13.55	$ 13.75
2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting requirement lifted for restricted shares (in shares)								174,000
Shares available for future issuance (in shares)					137,665
Total compensation cost for the period | $			$ 0.5	$ 0.4	$ 0.4
Number of employees to whom restricted common shares were allocated | Employee			26
Treasury shares (in shares)			22,000
Restricted shares - Employees and Non-Employees [Roll Forward]
Granted during the year (in shares)							400,000
2011 Equity Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement shares cliff vesting period			4 years
2011 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement shares cliff vesting period			5 years
2011 Equity Incentive Plan [Member] | Restricted Stock Awards [Member] | Employees and Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement shares cliff vesting period			4 years
Common shares repurchased at fair value (in shares)						33,000
Fair value of shares issued to manager (in dollars per share) | $ / shares						$ 9.84
Unrecognized compensation cost related to unvested restricted stock | $			$ 0.8
Weighted average period to recognize the unrecognized compensation cost			1 year 8 months 12 days
Restricted shares - Employees and Non-Employees [Roll Forward]
Granted during the year (in shares)	74,000	326,000